Other assets (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Current
Partners in joint operations	[1]	$ 583,656	$ 735,032
Advanced payments to contractors and suppliers		103,762	151,871
Prepaid expenses		115,866	140,606
Related parties (Note 31)		7,716	7,135
Other current assets		69,425	988
Total current		880,425	1,035,632
Non-current
Abandonment and pension funds	[2]	323,621	312,423
Employee benefits		202,012	187,969
Judicial deposits and attachments		43,248	140,338
Trust funds		32,748	87,602
Advances and deposits		74,225	63,402
Other assets		5,155	35,002
Total non-current		$ 681,009	$ 826,736

[1]	Corresponds to the net value of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.
[2]	Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities as well as the payment of future retirement pensions in some association contracts.